Cash and cash equivalents - Summary Of Cash Outflow Related To Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Cash Outflow Related To Leases [Abstract]
Within operating cash flows	¥ (6,528)	¥ (7,457)	¥ (12,316)
Within investing cash flows	(45)	(224)	(113)
Within financing cash flows	(20,670)	(17,784)	(10,433)
Total	¥ (27,243)	¥ (25,465)	¥ (22,862)